Income (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The following table sets forth the computation of basic and diluted income (loss) per common share:

	Three Months Ended March 31,
	2020	2019
Numerator:
Net income (loss) attributable to MDC Partners Inc.	$1,003	$(113)
Accretion on convertible preference shares	(3,440)	(2,383)
Net loss attributable to MDC Partners Inc. common shareholders	$(2,437)	$(2,496)
Denominator:
Basic weighted average number of common shares outstanding	72,397,661	60,258,102
Diluted weighted average number of common shares outstanding	72,397,661	60,258,102
Basic	$(0.03)	$(0.04)
Diluted	$(0.03)	$(0.04)

The following table sets forth the computation of basic and diluted income (loss) per common share:

	Twelve Months Ended December 31,
	2019	2018	2017
Numerator:
Net income (loss) attributable to MDC Partners Inc.	$(5,253)	$(130,007)	$241,086
Accretion on convertible preference shares	(12,304)	(8,355)	(6,352)
Net income allocated to convertible preference shares	—	—	(29,902)
Net income (loss) attributable to MDC Partners Inc. common shareholders	$(17,557)	$(138,362)	$204,832

Adjustment to net income allocated to convertible preference shares	—	—	106
Numerator for dilutive income (loss) per common share:
Net income (loss) attributable to MDC Partners Inc. common shareholders	$(17,557)	$(138,362)	$204,938
Denominator:
Basic weighted average number of common shares outstanding	69,132,100	57,218,994	55,255,797
Effect of dilutive securities:
Impact of stock options and non-vested stock under employee stock incentive plans	—	—	225,989
Diluted weighted average number of common shares outstanding	69,132,100	57,218,994	55,481,786
Basic	$(0.25)	$(2.42)	$3.71
Diluted	$(0.25)	$(2.42)	$3.70